Stock-Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock Based Compensation [Abstract]
Number of Stock Options, Balance, Beginning	186,479	174,754
Number of Stock Options, Granted		22,000
Number of Stock Options, Forfeited		(10,275)
Number of Stock Options, Balance, Ending	186,479	186,479	174,754
Number of Stock Options, Exercisable	153,379
Weighted Average Exercise Price, Balance, Beginning	$ 9.56	$ 9.78
Weighted Average Exercise Price, Granted		$ 8.03
Weighted Average Exercise Price, Forfeited		$ 10.12
Weighted Average Exercise Price, Balance, Ending	$ 9.56	$ 9.56	$ 9.78
Weighted Average Exercise Price, Exercisable	$ 9.88
Weighted Average Remaining Contractual Term, Balance	5 years 2 months 12 days	6 years 2 months 12 days	6 years 7 months 20 days
Weighted Average Remaining Contractual Term, Granted		10 years
Weighted Average Remaining Contractual Term, Forfeited		5 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months